Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions and Balances
15.
RELATED PARTY TRANSACTIONS AND BALANCES

The related parties that had transactions or balances with the Group in 2021, 2022 and 2023 consisted of:

Related Party	Relationship with the Group
Mr. Liang Changlin	Founder and CEO of the Company
Shanghai Tiejun Enterprise Consulting Center (Limited Partnership) (“Tiejun”)	Controlled by Mr. Liang Changlin
Shanghai Jieyingzhai Entrepreneur Management Partnership (“Jieyingzhai”)	Controlled by Mr. Liang Changlin
EatBetter Holding Limited (“EatBetter”)	Controlled by Mr. Liang Changlin
Glory Graze Holding Limited (“Glory Graze”)	Controlled by a staff of the Company

In 2020, the Group provided interest free loans of RMB9.0 million and RMB1.1 million to Mr. Liang Changlin, and Tiejun, respectively, which were fully repaid in 2021.

In 2021, the Group provided interest-free loans of RMB2.5 million in to Jieyingzhai, which were fully repaid in 2021.

EatBetter and Glory Graze are the Company’s ESOP Platforms (Note 13). As of December 31, 2022 and 2023, 37,649,111 and 36,331,367 Class A ordinary shares are held in trust by EatBetter and Glory Graze before granted to the Group’s employees and senior management upon exercise of their share options.